Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (2,015)	$ 828	$ 4,725
Change in unrealized gains(losses) on marketable securities:
Unrealized gains (losses) arising during the period	104	133	(227)
Gains reclassified into net income (loss)	(34)	(6)
Net change	70	127	(227)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains arising during the period	436	97	5
Gains reclassified into net income (loss)	(394)	(66)	(33)
Net change	42	31	(28)
Foreign currency translation adjustment	271	43	118
Total other comprehensive income (loss)	383	201	(137)
Comprehensive income (loss)	$ (1,632)	$ 1,029	$ 4,588